Share Capital - Components of Common Shares Issued and Outstanding (Detail) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common shares	118,817,466	118,658,249	118,572,181
Total common shares outstanding including convertible equity instruments	125,657,941	124,226,241
DSU Plan [Member]
Class of Stock [Line Items]
Securities convertible into common shares		228,433
Stock options [Member]
Class of Stock [Line Items]
Securities convertible into common shares	6,840,475	5,339,559